Other Income, Net (Tables)	12 Months Ended
Mar. 31, 2022
Expense By Nature [Abstract]
Summary of Other Income

Other income consists of the following:

(Dollars in millions)
	Year ended March 31,
	2022	2021	2020
Interest income on financial assets carried at amortized cost	135	161	181
Interest income on financial assets fair valued through other comprehensive income	86	55	46
Dividend income on investments carried at fair value through profit or loss	—	1	—
Gain / (loss) on investments carried at fair value through profit or loss	24	10	26
Gain / (loss) on investments carried at fair value through other comprehensive income	—	11	6
Interest income on income tax refund	—	1	37
Exchange gains / (losses) on forward and options contracts	12	75	(66)
Exchange gains / (losses) on translation of other assets and liabilities	24	(47)	139
Others	27	30	26
	308	297	395